Issued capital and reserves & Shareholders of Global Blue - Narrative (Details) € in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023 shares	Sep. 30, 2022 shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 shares
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)	847,059	0	847,059			0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				29,764,256	29,764,256
Proceeds from issuance of share capital			€ 0	€ 215,208	$ 225.0
Issue of equity | €				€ 210,521
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135	104,135
Other reserve
Disclosure of classes of share capital [line items]
Issue of equity | €				€ (4,686)
Treasury shares
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	(628,045)	(413,806)	(628,045)	(413,806)	(413,806)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135	104,135
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)		(1,189,977)	(1,189,977)
Preference shares B
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)	847,059	0	847,059	0	0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				21,176,470	21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)		0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				8,587,786	8,587,786
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135	104,135
Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	(628,045)	(413,806)	(628,045)	(413,806)	(413,806)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135	104,135
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)		(1,189,977)	(1,189,977)